                               ZWEIG SERIES TRUST


                      SUPPLEMENT DATED DECEMBER 16, 1998
                      TO THE PROSPECTUS DATED MAY 1, 1998

The Prospectus is changed as follows:

1. On page 2 the Fee Table is revised to reflect changes to the information pertaining to Zweig Growth & Income Fund:


-------------------------------------------------------------------------------------------------------------------------
                                                                                       EXAMPLE: You would pay the
                                                                                         following expenses on a
                                                                                       $1,000 investment assuming
                                                      ANNUAL FUND                       (a) 5% annual return and
                                                  OPERATING EXPENSES                  (b) redemption at the end of
                                             (As % of average net assets)                   each time period:
-------------------------------------------------------------------------------------------------------------------------
                                                                          Total
                                                                           Fund
                                      Management    12b-1      Other    Operating     1      3       5         10
Fund                                     Fees      Fees(2)   Expenses    Expenses   Year   Years   Years      Years
-------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Zweig Strategy Fund ................      0.75%      0.30%      0.19%      1.24%    $67    $ 92    $119     $   197
Zweig Appreciation Fund ............     1.00        0.30      0.22       1.52       70     100     133         226
Zweig Growth & Income Fund .........     0.75        0.30      0.25       1.30       68      94     122         203
Zweig Managed Assets ...............     1.00        0.30      0.29       1.59       70     102     137         234
Zweig Foreign Equity Fund (4) ......       -0-*      0.30       1.50*      1.80*     72     109     N/A         N/A
Zweig Government Fund ..............     0.60        0.30      0.46       1.36       61      89     118         203
Zweig Government Cash Fund (1) .....       -0-*      0.30       0.35*      0.65*      7      21      36          81
CLASS B SHARES
Zweig Strategy Fund ................     0.75        1.00      0.19       1.94       70      91     125         200(3)
Zweig Appreciation Fund ............     1.00        1.00      0.22       2.22       73      99     139         230(3)
Zweig Growth & Income Fund .........     0.75        1.00      0.25       2.00       70      93     127         204(3)
Zweig Managed Assets ...............     1.00        1.00      0.29       2.29       73     102     143         237(3)
Zweig Foreign Equity Fund (4) ......       -0-*      1.00       1.50*      2.50*     75     108     N/A         N/A
Zweig Government Fund ..............     0.60        1.00      0.46       2.06       71      95     131         213(3)
Zweig Government Cash Fund (1) .....       -0-*      1.00       0.35*      1.35*     64      73      94         134(3)
CLASS C SHARES
Zweig Strategy Fund ................     0.75        1.00      0.19       1.94       32      61     105         226
Zweig Appreciation Fund ............     1.00        1.00      0.22       2.22       35      69     119         255
Zweig Growth & Income Fund .........     0.75        1.00      0.25       2.00       33      63     107         230
Zweig Managed Assets ...............     1.00        1.00      0.29       2.29       36      72     123         263
Zweig Foreign Equity Fund (4) ......       -0-*      1.00       1.50*      2.50*     38      78     N/A         N/A
Zweig Government Fund ..............     0.60        0.75      0.46       1.81       31      57      98         213
Zweig Government Cash Fund (1) .....       -0-*      0.30       0.35*      0.65*     19      21      36          81
CLASS I SHARES
Zweig Strategy Fund ................     0.75          --      0.19       0.94       10      30      52         115
Zweig Appreciation Fund ............     1.00          --      0.22       1.22       12      39      67         148
Zweig Growth & Income Fund .........     0.75          --      0.25       1.00       10      32      55         122
Zweig Managed Assets ...............     1.00          --      0.29       1.29       13      41      71         156
Zweig Foreign Equity Fund (4) ......       -0-*        --       1.50*      1.50*     15      47     N/A         N/A
Zweig Government Fund ..............     0.60          --      0.46       1.06       11      34      58         129
Zweig Government Cash Fund (1) .....      0.03*        --      0.32        0.35*      4      11      20          44
-------------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------
                                         EXAMPLE: You would pay the
                                           following expenses on a
                                         $1,000 investment assuming
                                          (a) 5% annual return and
                                             (b) no redemption:
----------------------------------------------------------------------
                                        1      3       5         10
Fund                                  Year   Years   Years      Years
----------------------------------------------------------------------
CLASS A SHARES
Zweig Strategy Fund ................  $67    $ 92    $119     $   197
Zweig Appreciation Fund ............   70     100     133         226
Zweig Growth & Income Fund .........   68      94     122         203
Zweig Managed Assets ...............   70     102     137         234
Zweig Foreign Equity Fund (4) ......   72     109     N/A         N/A
Zweig Government Fund ..............   61      89     118         203
Zweig Government Cash Fund (1) .....    7      21      36          81
CLASS B SHARES
Zweig Strategy Fund ................   20      61     105         200(3)
Zweig Appreciation Fund ............   23      69     119         230(3)
Zweig Growth & Income Fund .........   20      63     107         204(3)
Zweig Managed Assets ...............   23      72     123         237(3)
Zweig Foreign Equity Fund (4) ......   25      78     N/A         N/A
Zweig Government Fund ..............   21      65     111         213(3)
Zweig Government Cash Fund (1) .....   14      43      74         134(3)
CLASS C SHARES
Zweig Strategy Fund ................   20      61     105         226
Zweig Appreciation Fund ............   23      69     119         255
Zweig Growth & Income Fund .........   20      63     107         230
Zweig Managed Assets ...............   23      72     123         263
Zweig Foreign Equity Fund (4) ......   25      78     N/A         N/A
Zweig Government Fund ..............   18      57      98         213
Zweig Government Cash Fund (1) .....    7      21      36          81
CLASS I SHARES
Zweig Strategy Fund ................   10      30      52         115
Zweig Appreciation Fund ............   12      39      67         148
Zweig Growth & Income Fund .........   10      32      55         122
Zweig Managed Assets ...............   13      41      71         156
Zweig Foreign Equity Fund (4) ......   15      47     N/A         N/A
Zweig Government Fund ..............   11      34      58         129
Zweig Government Cash Fund (1) .....    4      11      20          44
----------------------------------------------------------------------

2. On page 16 under the caption CLASS A SHARES, the following sentence is added at the end of the first paragraph:


   The distributor has agreed to reallow to your dealer the full sales charge on Class A Shares of Zweig Managed Assets during the period October 12, 1998 to January 29, 1999.

3. On page 18 under the caption CLASS B SHARES, the following sentence is added after the first sentence:

   The distributor has agreed to pay your dealer 4.50% of the purchase amount on Class B Shares of Zweig Managed Assets during the period October 12, 1998 to January 29, 1999.

4. On page 18 under the caption CLASS C SHARES, the following sentence is added after the second sentence:

   The distributor has agreed to pay your dealer 1.25% of the purchase amount on Class C Shares of Zweig Managed Assets during the period October 12, 1998 to January 29, 1999.

5. On page 22 under the caption THE MANAGER AND MANAGEMENT FEE, after the first paragraph add the following paragraphs:

   The manager, Zweig/Glaser Advisers, and the distributor, Zweig Securities Corp., for the seven Zweig Mutual Funds have entered into an agreement pursuant to which they will become wholly-owned subsidiaries of Phoenix Investment Partners, Ltd. ("Phoenix"), a 60-percent owned subsidiary of Phoenix Home Life Mutual Insurance Company.

   Phoenix is a large, diversified financial services organization that provides a variety of investment products and services to investors throughout the United States and abroad, including management, administrative and distribution services to more than 40 mutual funds. Phoenix is headquartered in Hartford, Connecticut, and its common stock is listed on the New York Stock Exchange.

   Because the transaction would constitute an "assignment" under the Investment Company Act, it would terminate the funds' investment advisory agreement. Accordingly, the manager intends to seek approval of new agreements by each fund's shareholders prior to closing the transaction. The closing is expected to take place in the first quarter of 1999, subject to a number of conditions, including shareholder approval of the new agreements.

   After the closing, the manager will continue to operate out of its offices in New York City. Dr. Martin E. Zweig will continue to be responsible for the asset allocation decisions pursuant to a new sub-advisory agreement, David Katzen will continue to be the portfolio manager for Zweig Strategy Fund, Zweig Appreciation Fund and Zweig Growth & Income Fund, and Carlton Neel will continue to be the portfolio manager for Zweig Managed Assets, Zweig Foreign Equity Fund and Zweig Government Fund.